Consolidated Statement of Changes in Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Issued capital [Member] CNY (¥)	Issued capital [Member] USD ($)	Statutory reserves [Member] CNY (¥)	Statutory reserves [Member] USD ($)	Capital reserves [Member] CNY (¥)	Capital reserves [Member] USD ($)	Retained earnings [member] CNY (¥)	Retained earnings [member] USD ($)	Foreign currency translation reserve [member] CNY (¥)	Foreign currency translation reserve [member] USD ($)	Performance shares reserves [member] CNY (¥)	Performance shares reserves [member] USD ($)	Fair value reserve [member] CNY (¥)	Fair value reserve [member] USD ($)	Premium paid for acquisition of non-controlling interests [member] CNY (¥)	Premium paid for acquisition of non-controlling interests [member] USD ($)	Attributable to the equity holders of the parent [Member] CNY (¥)	Attributable to the equity holders of the parent [Member] USD ($)	Non-controlling interests [member] CNY (¥)	Non-controlling interests [member] USD ($)
Balance at Dec. 31, 2019	¥ 11,573,385		¥ 2,081,138		¥ 304,307		¥ 30,704		¥ 6,456,802		¥ (36,091)		¥ 19,758		¥ (77,617)		¥ (11,472)		¥ 8,767,529		¥ 2,805,856
Statement [Line Items]
Profit for the year	779,326								548,903										548,903		230,423
Other comprehensive income for the year, net of tax	(66,616)										(53,834)				(2,103)				(55,937)		(10,679)
Total comprehensive income for the year, net of tax	712,710								548,903		(53,834)				(2,103)				492,966		219,744
Transactions with owners, recorded directly in equity
Dividends declared and paid	(245,871)								(245,871)										(245,871)
Dividends declared to non-controlling interests	(207,514)																				(207,514)
Transfer to statutory reserves					2,858				(2,858)
Balance at Dec. 31, 2020	11,832,710		2,081,138		307,165		30,704		6,756,976		(89,925)		19,758		(79,720)		(11,472)		9,014,624		2,818,086
Statement [Line Items]
Profit for the year	407,894								272,673										272,673		135,221
Other comprehensive income for the year, net of tax	27,205										(28,251)				48,818				20,567		6,638
Total comprehensive income for the year, net of tax	435,099								272,673		(28,251)				48,818				293,240		141,859
Transactions with owners, recorded directly in equity
Dividends declared and paid	(448,712)								(448,712)										(448,712)
Dividends declared to non-controlling interests	(203,753)																				(203,753)
Transfer to statutory reserves					2,072				(2,072)
Balance at Dec. 31, 2021	11,615,344		2,081,138		309,237		30,704		6,578,865		(118,176)		19,758		(30,902)		(11,472)		8,859,152		2,756,192
Statement [Line Items]
Profit for the year	335,661	$ 48,283							218,581										218,581		117,080
Other comprehensive income for the year, net of tax	89,117	12,819									73,477				311				73,788		15,329
Total comprehensive income for the year, net of tax	424,778	61,102							218,581		73,477				311				292,369		132,409
Transactions with owners, recorded directly in equity
Contribution by non-controlling interests	53,500																				53,500
Dividends declared and paid	(109,684)								(109,684)										(109,684)
Dividends declared to non-controlling interests	(103,199)																				(103,199)
Dilution of interest in subsidiary																	2,009		2,009		(2,009)
Transfer to statutory reserves					26,498				(26,498)
Issuance of put option to non-controlling interests of subsidiary	(45,675)						(34,900)												(34,900)		(10,775)
Balance at Dec. 31, 2022	¥ 11,835,064	$ 1,702,421	¥ 2,081,138	$ 299,362	¥ 335,735	$ 48,294	¥ (4,196)	$ (604)	¥ 6,661,264	$ 958,193	¥ (44,699)	$ (6,430)	¥ 19,758	$ 2,842	¥ (30,591)	$ (4,400)	¥ (9,463)	$ (1,361)	¥ 9,008,946	$ 1,295,896	¥ 2,826,118	$ 406,525